Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Income from Operations Before Taxes

	2015	2014	2013
	(In thousands)
U.S.	$80,318	$64,047	$78,114
Foreign	25,005	(679)	(15,449)
Total pre-tax book income	$105,323	$63,368	$62,665

Components Of Income Tax Expense

	2015	2014	2013
	(In thousands)
Current:
U.S. federal	$19,590	$19,033	$26,766
State and local	4,495	3,554	5,503
Foreign	4,264	2,549	1,216
Total current	$28,349	$25,136	$33,485
Deferred:
U.S. federal	$6,890	$1,639	$11,648
State and local	1,226	795	(1,901)
Foreign	2,877	604	(1,214)
Total deferred	10,993	3,038	8,533
Total income tax expense	$39,342	$28,174	$42,018

Computation Of Income Tax (Benefit) Expense By Applying U.S. Federal Statutory Tax Rate To Income (Loss) Before Taxes

	2015	2014	2013
	(In thousands)
Income tax expense, at the statutory rate of 35.0%	$36,863	$22,179	$21,932
Provision to return and deferred tax adjustments	145	1,705	(1,637)
State tax, net of federal benefit	3,504	2,717	2,275
Permanent adjustments	1,810	173	(115)
Foreign subsidiary tax rate differences	(5,035)	(985)	1,252
Impact of entity restructuring	—	—	15,501
Gain on divestiture	3,465	—	—
Other	(773)	338	(6)
Subtotal	39,979	26,127	39,202
Change in valuation allowance	(637)	2,047	2,816
Total income tax expense	$39,342	$28,174	$42,018

Deferred Tax Assets And Deferred Tax Liabilities Components Arising From Temporary Difference

	2015	2014
	(In thousands)
Current deferred tax assets:
Reserve for receivables	$411	$267
Accrued liabilities and inventory reserves	6,019	6,746
Net operating loss carryforward	—	4,566
Unrealized losses on interest rate swap contracts	8,971	11,365
Other	1,043	1,503
Subtotal	16,444	24,447
Valuation allowance	(100)	(144)
Current deferred tax assets	16,344	24,303
Noncurrent deferred tax assets:
Net operating loss carryforward	17,282	15,326
Unrealized loss on interest rate swap contracts	8,411	10,078
Stock-based compensation	10,755	8,057
Asset retirement obligations	3,042	2,757
Tangible and intangible assets	17,322	26,107
Deferred revenue	434	497
Other	5,593	4,536
Subtotal	62,839	67,358
Valuation allowance	(12,221)	(13,580)
Noncurrent deferred tax assets	50,618	53,778
Noncurrent deferred tax liabilities:
Tangible and intangible assets	(60,418)	(59,035)
Asset retirement obligations	(123)	(173)
Noncurrent deferred tax liabilities	(60,541)	(59,208)

Net deferred tax asset	$6,421	$18,873